Credit Suisse Trust – Commodity Return Strategy Portfolio

Consolidated Schedule of Investments

September 30, 2024 (unaudited)

Par (000)		Ratings† (S&P/Moody’s)	Maturity	Rate%	Value

COMMODITY INDEXED STRUCTURED NOTES (7.5%)
$22,000	Bank of Montreal, Commodity Index Linked Senior Unsecured Notes, Rule 144A, SOFR(1),(2),(3)	(A+, Aa2)	06/27/25	4.840	$24,896,792
22,900	Royal Bank of Canada, Commodity Index Linked Senior Unsecured Notes, Rule 144A, FEDL01(1),(2),(3)	(AA-, Aa1)	07/17/25	4.830	21,315,029
TOTAL COMMODITY INDEXED STRUCTURED NOTES (Cost $44,900,000)					46,211,821

UNITED STATES AGENCY OBLIGATIONS (24.6%)
9,600	Federal Farm Credit Banks Funding Corp., 1 day USD SOFR + 0.130%(3)	(AA+, Aaa)	01/28/25	4.970	9,604,240
5,000	Federal Farm Credit Banks Funding Corp., 1 day USD SOFR + 0.155%(3)	(AA+, Aaa)	05/02/25	4.995	5,003,604
5,000	Federal Farm Credit Banks Funding Corp., 1 day USD SOFR + 0.040%(3)	(AA+, Aaa)	05/13/25	4.880	5,001,130
4,600	Federal Farm Credit Banks Funding Corp., 1 day USD SOFR + 0.160%(3)	(AA+, Aaa)	10/27/25	5.000	4,604,186
7,000	Federal Farm Credit Banks Funding Corp., 1 day USD SOFR + 0.105%(3)	(AA+, Aaa)	03/18/26	4.945	7,001,438
4,300	Federal Farm Credit Banks Funding Corp., 1 day USD SOFR + 0.090%(3)	(AA+, Aaa)	05/21/26	4.930	4,298,588
2,200	Federal Farm Credit Banks Funding Corp., Federal Reserve Bank Prime Loan Rate - 3.040%(3)	(AA+, Aaa)	05/21/26	4.960	2,199,739
2,100	Federal Farm Credit Banks Funding Corp., Federal Reserve Bank Prime Loan Rate - 3.040%(3)	(AA+, Aaa)	05/28/26	4.960	2,099,753
6,200	Federal Home Loan Banks, 1 day USD SOFR + 0.010%(3)	(AA+, Aaa)	11/25/24	4.850	6,200,256
14,600	Federal Home Loan Banks, 1 day USD SOFR + 0.140%(3)	(AA+, Aaa)	04/21/25	4.980	14,609,230
6,700	Federal Home Loan Banks, 1 day USD SOFR + 0.160%(3)	(AA+, Aaa)	07/10/25	5.000	6,706,189
17,000	Federal Home Loan Banks, 1 day USD SOFR + 0.145%(3)	(AA+, Aaa)	12/26/25	4.985	17,019,668
6,700	Federal Home Loan Banks, 1 day USD SOFR + 0.125%(3)	(AA+, Aaa)	02/23/26	4.965	6,704,064
2,000	Federal Home Loan Banks	(AA+, Aaa)	02/26/26	0.620	1,911,089
6,200	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	08/28/25	4.200	6,191,370
8,700	Federal Home Loan Mortgage Corp.	(AA+, Aaa)	01/27/26	5.150	8,693,999
10,000	Federal Home Loan Mortgage Corp., 1 day USD SOFR + 0.100%(3)	(AA+, Aaa)	02/09/26	4.940	10,001,219
9,000	Federal Home Loan Mortgage Corp., 1 day USD SOFR + 0.140%(3)	(AA+, Aaa)	09/23/26	4.980	9,001,679
5,000	Federal National Mortgage Association	(AA+, Aaa)	02/07/25	5.060	4,998,733
6,000	Federal National Mortgage Association	(AA+, Aaa)	04/22/25	0.625	5,879,186
9,729	Federal National Mortgage Association(4)	(AA+, Aaa)	06/17/25	0.500	9,480,233
5,000	Federal National Mortgage Association, 1 day USD SOFR + 0.100%(3)	(AA+, Aaa)	06/18/26	4.940	4,998,299
TOTAL UNITED STATES AGENCY OBLIGATIONS (Cost $152,561,823)					152,207,892

UNITED STATES TREASURY OBLIGATIONS (63.9%)
9,000	U.S. Treasury Bills(5)	(AA+, Aaa)	10/29/24	4.822	8,966,249
16,000	U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.140%(3)	(AA+, Aaa)	10/31/24	4.692	15,996,156
46,200	U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.200%(3)	(AA+, Aaa)	01/31/25	4.752	46,189,749
47,000	U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.169%(3)	(AA+, Aaa)	04/30/25	4.721	46,971,715
37,100	U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.125%(3)	(AA+, Aaa)	07/31/25	4.677	37,073,250
36,100	U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.170%(3),(6)	(AA+, Aaa)	10/31/25	4.722	36,077,344
73,600	U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.245%(3),(7)	(AA+, Aaa)	01/31/26	4.797	73,597,630
30,400	U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.150%(3),(6)	(AA+, Aaa)	04/30/26	4.702	30,354,319
24,200	U.S. Treasury Floating Rate Notes, 3 mo. Treasury money market yield + 0.182%(3)	(AA+, Aaa)	07/31/26	4.734	24,161,684
21,500	U.S. Treasury Notes	(AA+, Aaa)	02/28/25	4.625	21,517,819
6,700	U.S. Treasury Notes	(AA+, Aaa)	07/31/25	4.750	6,737,291
600	U.S. Treasury Notes	(AA+, Aaa)	11/15/25	4.500	603,902
7,100	U.S. Treasury Notes	(AA+, Aaa)	02/15/26	4.000	7,120,246
5,500	U.S. Treasury Notes	(AA+, Aaa)	05/31/26	4.875	5,601,406
12,500	U.S. Treasury Notes	(AA+, Aaa)	08/15/26	4.375	12,656,494
2,900	U.S. Treasury Notes	(AA+, Aaa)	08/31/26	3.750	2,904,191
7,000	U.S. Treasury Notes	(AA+, Aaa)	04/15/27	4.500	7,151,348
5,800	U.S. Treasury Notes	(AA+, Aaa)	07/15/27	4.375	5,920,305
6,100	U.S. Treasury Notes	(AA+, Aaa)	09/15/27	3.375	6,067,356
TOTAL UNITED STATES TREASURY OBLIGATIONS (Cost $395,079,763)					395,668,454

Credit Suisse Trust – Commodity Return Strategy Portfolio

Consolidated Schedule of Investments (continued)

September 30, 2024 (unaudited)

Shares

SHORT-TERM INVESTMENTS (4.1%)
21,219,969	State Street Institutional U.S. Government Money Market Fund - Premier Class, 4.95%	21,219,969
4,483,125	State Street Navigator Securities Lending Government Money Market Portfolio, 5.02%(8)	4,483,125
TOTAL SHORT-TERM INVESTMENTS (Cost $25,703,094)		25,703,094

TOTAL INVESTMENTS AT VALUE (100.1%) (Cost $618,244,680)		619,791,261

LIABILITIES IN EXCESS OF OTHER ASSETS (-0.1%)		(802,643)
NET ASSETS(9) (100.0%)		$618,988,618

†	Credit ratings given by the S&P Global Ratings Division of S&P Global Inc. (“S&P”) and Moody’s Investors Service, Inc. (“Moody’s”) are unaudited.
(1)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At September 30, 2024, these securities amounted to a value of $46,211,821 or 7.5% of net assets.
(2)	Return on security is linked to the Bloomberg Commodity Index Total Return 2 Month ForwardSM.
(3)	Variable rate obligation - The interest rate shown is the rate in effect as of September 30, 2024. The rate may be subject to a cap and floor.
(4)	Security or portion thereof is out on loan.
(5)	Securities are zero coupon. Rate presented is cost yield as of September 30, 2024.
(6)	At September 30, 2024, $25,966,619 in the value of these securities has been pledged to cover initial margin requirements for open futures contracts.
(7)	At September 30, 2024, $4,558,053 in the value of this security has been pledged as collateral for open swap contracts.
(8)	Represents security purchased with cash collateral received for securities on loan.
(9)	As of September 30, 2024, the Credit Suisse Trust - Commodity Return Strategy Portfolio held $ 94,308,841 in the wholly-owned subsidiary, Credit Suisse Cayman Commodity Fund II, Ltd., representing 15.2% of the Portfolio’s consolidated net assets.

INVESTMENT ABBREVIATIONS

3 mo. = 3 month
FEDL01 = Federal Funds Rate
SOFR = Secured Overnight Financing Rate

Futures Contracts

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)
Contracts to Purchase
Agriculture
Coffee “C” Futures	USD	Dec 2024	30	$3,040,312	$334,642
Coffee “C” Futures	USD	May 2025	64	6,366,000	64,438
Corn Futures	USD	Dec 2024	527	11,192,162	806,514
Cotton No. 2 Futures	USD	Dec 2024	7	257,635	7,540
Cotton No. 2 Futures	USD	Mar 2025	79	2,976,720	217,927
Soybean Futures	USD	Nov 2024	190	10,041,500	(1,063,863)
Soybean Futures	USD	Jan 2025	11	591,388	35,746
Soybean Meal Futures	USD	Dec 2024	202	6,900,320	(363,221)
Soybean Oil Futures	USD	Dec 2024	256	6,652,416	(90,547)
Sugar No. 11 Futures	USD	Feb 2025	74	1,862,314	239,876
Sugar No. 11 Futures	USD	Apr 2025	178	4,196,528	(23,073)
Wheat (KC HRW) Futures	USD	Dec 2024	57	1,663,688	40,343
Wheat (KC HRW) Futures	USD	Mar 2025	68	2,034,050	12,776
Wheat Futures	USD	Dec 2024	192	5,606,400	169,307
					$388,405
Energy
Brent Crude Oil Futures	USD	Nov 2024	210	15,006,600	$(1,480,958)
Gasoline RBOB Futures	USD	Oct 2024	54	4,388,807	(448,557)
Light Sweet Crude Oil Futures	USD	Oct 2024	322	21,950,740	(2,608,410)
Low Sulphur Gasoil Futures	USD	Nov 2024	79	5,215,975	(522,316)
Natural Gas Futures	USD	Oct 2024	519	15,170,370	926,402
Natural Gas Futures	USD	Dec 2024	185	6,663,700	502,337

Credit Suisse Trust – Commodity Return Strategy Portfolio

Consolidated Schedule of Investments (continued)

September 30, 2024 (unaudited)

Futures Contracts (continued)

Contract Description	Currency	Expiration Date	Number of Contracts	Notional Value	Net Unrealized Appreciation (Depreciation)

Contracts to Purchase (continued)
NY Harbor ULSD Futures	USD	Oct 2024	42	$3,800,361	$(354,309)
					$(3,985,811)

Industrial Metals
LME Lead Futures	USD	Dec 2024	34	$1,778,115	$85,389
LME Nickel Futures	USD	Dec 2024	57	5,982,726	415,524
LME Primary Aluminum Futures	USD	Dec 2024	157	10,256,535	384,887
LME Zinc Futures	USD	Dec 2024	82	6,340,014	712,925
LME Zinc Futures	USD	Mar 2025	82	6,378,165	316,741
					$1,915,466
Livestock
Lean Hogs Futures	USD	Dec 2024	140	4,103,400	$82,476
Live Cattle Futures	USD	Dec 2024	51	3,769,920	114,052
Live Cattle Futures	USD	Feb 2025	59	4,386,060	150,994
					$347,522
Precious Metals
Copper Futures	USD	Dec 2024	119	13,545,175	$1,118,817
Gold 100 oz. Futures	USD	Dec 2024	93	24,732,420	1,607,807
Gold 100 oz. Futures	USD	Feb 2025	58	15,551,540	995,139
Silver Futures	USD	Dec 2024	83	13,055,070	1,393,920
					$5,115,683
Contracts to Sell
Energy
Light Sweet Crude Oil Futures	USD	Dec 2024	(106)	(7,155,000)	$686,734

Industrial Metals
LME Zinc Futures	USD	Dec 2024	(82)	(6,340,014)	$(300,063)
Total Net Unrealized Appreciation (Depreciation)					$4,167,936

Commodity Index Swap Contracts
Currency	Notional Amount	Expiration Date	Counterparty	Receive	Pay	Payment Frequency	Upfront Premiums Paid/ (Received)	Unrealized Appreciation
USD	$21,555,953	11/04/24	Bank of America	Bloomberg Commodity Index Total Return	4.61%	At Maturity	$—	$33,670
USD	59,055,523	11/04/24	Macquarie Bank Ltd.	Bloomberg Commodity Index Total Return	4.59%	At Maturity	—	92,405
USD	40,068,555	11/04/24	Macquarie Bank Ltd.	Macquarie Commodity Customized Product 112T Index(a)	4.76%	At Maturity	—	41,072
USD	43,887,962	11/04/24	Societe Generale	Bloomberg Commodity Index 2 Month Forward Total Return	4.64%	At Maturity	—	27,235
USD	35,946,167	11/04/24	Societe Generale	Societe Generale P04 TR Index(b)	4.76%	At Maturity	—	29,226
USD	53,939,351	11/04/24	Societe Generale	Bloomberg Commodity Index Total Return	4.61%	At Maturity	—	84,251

Total							$—	$307,859

Credit Suisse Trust – Commodity Return Strategy Portfolio

Consolidated Schedule of Investments (continued)

September 30, 2024 (unaudited)

(a)

The index seeks to provide exposure to a diversified group of commodities, inclusive of energy, livestock and meat, agricultural and metals. The Portfolio has indirect exposure to all of the below underlying positions that make up the custom index. When applicable, the table is limited to the largest 50 positions (based on absolute market value) and any other position where the notional value for the position exceeds 1% of the notional value of the index.

Commodity Name	Weight	Quantity(1)	9/30/24 Value(1)
CBOT Bean Oil MAR 25 Futures	2.82%	43.35	$1,130,115
CBOT Corn DEC 24 Futures	4.97%	93.89	1,993,956
NYMEX WTI Crude Oil NOV 24 Futures	6.25%	36.81	2,509,005
NYBOT Cotton MAR 25 Futures	1.33%	14.13	532,384
COMEX Gold DEC 24 Futures	17.81%	26.88	7,147,334
COMEX High Grade Copper DEC 24 Futures	5.97%	21.05	2,395,583
NYMEX Heating Oil NOV 24 Futures	1.68%	7.44	673,325
NYBOT Coffee MAR 25 Futures	4.10%	16.36	1,643,914
KCBOT Kansas Wheat MAR 25 Futures	1.67%	22.34	668,328
CME Live Cattle FEB 25 Futures	3.54%	19.09	1,419,362
ICE Brent Crude Oil JAN 25 Futures	6.41%	36.01	2,573,577
ICE Gas Oil NOV 24 Futures	2.32%	14.09	930,205
CME Lean Hogs FEB 25 Futures	1.74%	22.54	697,519
LME Aluminium DEC 24 Futures	4.39%	26.95	1,760,411
LME Nickel DEC 24 Futures	2.58%	9.87	1,035,580
LME Lead DEC 24 Futures	0.84%	6.42	335,734
LME Zinc MAR 25 Futures	2.84%	14.64	1,138,415
NYMEX Nat Gas JAN 25 Futures	8.07%	89.87	3,237,063
NYMEX Unleaded Gasoline NOV 24 Futures	1.84%	9.07	737,287
CBOT Soybeans NOV 24 Futures	4.72%	35.87	1,895,503
NYBOT Sugar MAY 25 Futures	2.65%	45.16	1,064,754
COMEX Silver DEC 24 Futures	5.76%	14.69	2,310,372
CBOT Soy Meal DEC 24 Futures	3.12%	36.70	1,253,708
CBOT Wheat MAR 25 Futures	2.62%	34.85	1,053,039

(1)	Amounts represent quantity and value of index components as they relate specifically to the Portfolio’s swap position as of September 30, 2024.

(b)

The index seeks to provide exposure to a diversified group of commodities, inclusive of energy, livestock and meat, agricultural and metals. The Portfolio has indirect exposure to all of the below underlying positions that make up the custom index. When applicable, the table is limited to the largest 50 positions (based on absolute market value) and any other position where the notional value for the position exceeds 1% of the notional value of the index.

Commodity Name	Weight	Quantity(1)	9/30/24 Value(1)
CBOT Bean Oil MAR 25 Futures	2.86%	39.49	$1,029,585
CBOT Corn DEC 24 Futures	4.97%	84.25	1,789,174
NYMEX WTI Crude Oil NOV 24 Futures	6.31%	33.32	2,271,567
ICE Brent Crude Oil JAN 25 Futures	6.47%	32.59	2,329,166
NYBOT Cotton MAR 25 Futures	1.37%	13.09	493,193
COMEX Gold DEC 24 Futures	17.59%	23.81	6,332,308
COMEX High Grade Copper DEC 24 Futures	5.95%	18.82	2,141,969
NYMEX Heating Oil NOV 24 Futures	1.70%	6.76	611,991
NYBOT Coffee MAR 25 Futures	4.18%	14.98	1,504,778
KCBOT Kansas Wheat MAY 25 Futures	1.66%	19.67	597,591
LME Aluminium DEC 24 Futures	4.36%	24.03	1,569,577
CME Live Cattle FEB 25 Futures	3.55%	17.19	1,277,981
CME Lean Hogs FEB 25 Futures	1.77%	20.59	637,191
LME Lead DEC 24 Futures	0.82%	5.64	295,196
LME Nickel DEC 24 Futures	2.56%	8.78	921,587
LME Zinc MAR 25 Futures	2.81%	13.01	1,011,585
NYMEX Nat Gas JAN 25 Futures	7.96%	79.55	2,865,558
ICE Gas Oil NOV 24 Futures	2.34%	12.76	842,388
CBOT Soybeans NOV 24 Futures	4.71%	32.08	1,695,575
NYBOT Sugar MAR 25 Futures	2.80%	40.05	1,007,985
COMEX Silver DEC 24 Futures	5.71%	13.07	2,055,570
CBOT Soy Meal DEC 24 Futures	3.09%	32.56	1,112,384
CBOT Wheat MAY 25 Futures	2.60%	30.40	935,986
NYMEX Unleaded Gasoline NOV 24 Futures	1.86%	8.24	669,590

(1)	Amounts represent quantity and value of index components as they relate specifically to the Portfolio’s swap position as of September 30, 2024.

SECURITY VALUATION — The Board of Trustees (the “Board”) is responsible for the Portfolio’s valuation process. The Board has delegated the supervision of the daily valuation process to UBS Asset Management (Americas) LLC, the Portfolio’s investment adviser (“UBS AM” or the “Adviser”), who has established a Pricing Committee and a Pricing Group, which, pursuant to the policies adopted by the Board, are responsible for making fair valuation determinations and overseeing the Portfolio’s pricing policies. The net asset value (“NAV”) of the Portfolio is determined daily as of the close of regular trading on the New York Stock Exchange, Inc. (the “Exchange”) on each day the Exchange is open for business. The valuations for fixed income securities (which may include, but are not limited to, corporate, government, municipal, mortgage-backed, collateralized mortgage obligations and asset-backed securities) and certain derivative instruments are typically the prices supplied by independent third party pricing services, which may use market prices or broker/dealer quotations or a variety of valuation techniques and methodologies. The independent third party pricing services use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar securities. These pricing services generally price fixed income securities assuming orderly transactions of an institutional “round lot” size, but some trades occur in smaller “odd lot” sizes which may be effected at lower prices than institutional round lot trades. Structured note agreements are valued in accordance with a dealer-supplied valuation based on changes in the value of the underlying index. Futures contracts are valued daily at the settlement price established by the board of trade or exchange on which they are traded. Forward contracts are valued at the London closing spot rates and the London closing forward point rates on a daily basis. The currency forward contract pricing model derives the differential in point rates to the expiration date of the forward and calculates its present value. Over the counter derivative financial instruments, such as swap agreements, generally derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. Equity securities for which market quotations are available are valued at the last reported sales price or official closing price on the primary market or exchange on which they trade. Investments in open-ended mutual funds are valued at the NAV as reported on each business day and under normal circumstances. Securities for which market quotations are not readily available are valued at their fair value as determined in good faith by the Adviser, as the Board’s valuation designee (as defined in Rule 2a-5 under the 1940 Act), in accordance with the Adviser’s procedures. The Board oversees the Adviser in its role as valuation designee in accordance with the requirements of Rule 2a-5 under the 1940 Act. The Portfolio may utilize a service provided by an independent third party to fair value certain securities. When fair value pricing is employed, the prices of securities used by the Trust to calculate its NAV may differ from quoted or published prices for the same securities. If independent third party pricing services are unable to supply prices for a portfolio investment, or if the prices supplied are deemed by the Adviser to be unreliable, the market price may be determined by the Adviser using quotations from one or more brokers/dealers or at the transaction price if the security has recently been purchased and no value has yet been obtained from a pricing service or pricing broker. When reliable prices are not readily available, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded, but before the Portfolio calculates its NAV, these securities will be fair valued in good faith by the Pricing Group, in accordance with procedures established by the Adviser.

The Portfolio uses valuation techniques to measure fair value that are consistent with the market approach and/or income approach, depending on the type of security and the particular circumstance. The market approach uses prices and other relevant information generated by market transactions involving identical or comparable securities. The income approach uses valuation techniques to discount estimated future cash flows to present value.

Generally accepted accounting principles in the United States of America (“GAAP”) established a disclosure hierarchy that categorizes the inputs to valuation techniques used to value assets and liabilities at each measurement date. These inputs are summarized in the three broad levels listed below:

•	Level 1—quoted prices in active markets for identical investments
•	Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3—significant unobservable inputs (including the Portfolio’s own assumptions in determining the fair value of investments)

The inputs or methodologies used to value securities are not necessarily an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used as of September 30, 2024 in valuing the Portfolio’s assets and liabilities carried at fair value:

Assets	Level 1	Level 2	Level 3	Total
Investments in Securities
Commodity Indexed Structured Notes	$—	$46,211,821	$—	$46,211,821
United States Agency Obligations	—	152,207,892	—	152,207,892
United States Treasury Obligations	—	395,668,454	—	395,668,454
Short-term Investments	25,703,094	—	—	25,703,094
	$25,703,094	$594,088,167	$—	$619,791,261
Other Financial Instruments*
Futures Contracts	$11,423,253	$—	$—	$11,423,253
Swap Contracts	—	307,859	—	307,859
	$11,423,253	$307,859	$—	$11,731,112

Liabilities
Other Financial Instruments*
Futures Contracts	$7,255,317	$—	$—	$7,255,317

* Other financial instruments include unrealized appreciation (depreciation) on futures and swap contracts.

During the period ended September 30, 2024, there were no transfers between Level 2 and Level 3. All transfers, if any, are assumed to occur at the end of the reporting period.

Other information regarding the Portfolio is available in the most recent Report to Shareholders. This information is also available on the Portfolio’s website at www.credit-suisse.com/us/funds, as well as on the website of the Securities and Exchange Commission at www.sec.gov.